American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Small Cap Value Fund
November 30, 2020

Avantis International Small Cap Value - Schedule of Investments
NOVEMBER 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%
Australia — 8.1%
Adairs Ltd.	10,087	23,566
Adbri Ltd.	31,461	71,272
Alliance Aviation Services Ltd.(1)	9,551	24,209
Ardent Leisure Group Ltd.(1)	23,468	14,179
Aurelia Metals Ltd.	117,534	35,835
Austal Ltd.	24,935	53,480
Australian Finance Group Ltd.	9,691	16,943
Australian Pharmaceutical Industries Ltd.	14,184	12,527
Bank of Queensland Ltd.	25,289	143,415
Beach Energy Ltd.	139,065	177,387
Bega Cheese Ltd.	19,955	80,157
Bega Cheese Ltd.	8,086	32,467
Bendigo & Adelaide Bank Ltd.	27,304	177,573
Boral Ltd.	23,590	85,067
Byron Energy Ltd.(1)	7,834	978
Cedar Woods Properties Ltd.	4,413	20,938
Challenger Ltd.	11,889	50,212
Class Ltd.	1,392	2,023
Coronado Global Resources, Inc.	10,230	7,874
CSR Ltd.	40,763	144,596
Dacian Gold Ltd.(1)(2)	19,924	4,902
Deterra Royalties Ltd.(1)	26,784	90,440
Eclipx Group Ltd.(1)	22,450	31,420
Emeco Holdings Ltd.(1)	24,300	18,464
Fleetwood Ltd.	1,403	2,172
Galaxy Resources Ltd.(1)	9,401	14,906
Galaxy Resources Ltd.(1)(2)	40,725	64,602
HT&E Ltd.(2)	9,466	10,701
IGO Ltd.	40,212	138,248
Iluka Resources Ltd.	32,262	126,523
Imdex Ltd.	30,795	30,779
Inghams Group Ltd.	18,437	41,245
Kogan.com Ltd.	1,966	23,701
MACA Ltd.	10,937	7,910
Macmahon Holdings Ltd.	111,757	20,928
McMillan Shakespeare Ltd.(1)	5,066	44,126
McPherson's Ltd.	1,589	2,123
Medusa Mining Ltd.(1)	4,832	2,556
Mineral Resources Ltd.	7,736	183,680
Monadelphous Group Ltd.	3,793	35,636
Money3 Corp. Ltd.	13,629	29,410
Mortgage Choice Ltd.	1,714	1,511
New Hope Corp. Ltd.	10,293	9,889
Nick Scali Ltd.	4,199	26,836
Nine Entertainment Co. Holdings Ltd.	55,639	93,978
NRW Holdings Ltd.	26,014	50,650
Nufarm Ltd.(1)	26,922	79,096
OFX Group Ltd.	16,524	15,059

Orora Ltd.	50,444	98,167
OZ Minerals Ltd.	9,681	116,039
Pacific Current Group Ltd.	868	3,933
Perenti Global Ltd.	53,999	51,775
Perseus Mining Ltd.(1)	90,914	74,655
Platinum Asset Management Ltd.(2)	19,077	57,933
Ramelius Resources Ltd.	68,093	84,674
Red 5 Ltd.(1)	143,361	26,343
Regis Resources Ltd.	45,012	122,834
Reject Shop Ltd. (The)(1)	3,585	18,275
Resimac Group Ltd.(2)	9,096	12,493
Resolute Mining Ltd.(1)	93,431	52,540
Sandfire Resources Ltd.	16,239	52,234
Select Harvests Ltd.	4,165	18,010
Senex Energy Ltd.(1)	117,368	30,584
Sigma Healthcare Ltd.(1)	49,483	20,344
Silver Lake Resources Ltd.(1)	16,398	21,496
Sims Ltd.	11,052	92,078
Southern Cross Media Group Ltd.(1)	19,036	32,425
St. Barbara Ltd.	63,100	114,359
Super Retail Group Ltd.	11,680	84,745
Viva Energy Group Ltd.	13,241	18,814
Western Areas Ltd.	25,543	41,907
Westgold Resources Ltd.(1)	30,002	51,094
Whitehaven Coal Ltd.(2)	60,856	59,249
		3,733,189
Austria — 0.8%
AT&S Austria Technologie & Systemtechnik AG	5,867	140,569
Lenzing AG(1)	2,360	202,525
POLYTEC Holding AG(1)	469	4,009
Porr AG(1)	867	14,040
Semperit AG Holding(1)	819	23,444
		384,587
Belgium — 1.6%
Bekaert SA	9,088	278,800
bpost SA(1)	14,882	180,159
Cie d'Entreprises CFE(1)	615	54,316
Jensen-Group NV(1)	250	7,225
Orange Belgium SA	6,596	127,012
Tessenderlo Group SA(1)	2,032	75,676
Van de Velde NV	100	2,799
		725,987
Canada — 8.4%
Advantage Oil & Gas Ltd.(1)(2)	10,200	16,179
Alaris Equity Partners Income	1,400	15,760
Algoma Central Corp.	200	1,940
ARC Resources Ltd.(2)	21,000	104,135
Argonaut Gold, Inc.(1)	12,600	22,509
AutoCanada, Inc.	1,200	27,498
B2Gold Corp.	15,800	88,082
Badger Daylighting Ltd.(2)	1,900	56,677
Baytex Energy Corp.(1)(2)	19,200	9,757
Birchcliff Energy Ltd.(2)	10,900	17,206
Bird Construction, Inc.(2)	400	2,227
Boralex, Inc., A Shares	1,500	47,401

Caledonia Mining Corp. plc(1)	300	4,356
Canacol Energy Ltd.	8,800	27,307
Canadian Western Bank	4,900	113,869
Canfor Corp.(1)	500	7,315
Capital Power Corp.	6,800	174,045
Capstone Mining Corp.(1)	4,000	6,068
Cardinal Energy Ltd.	1,100	508
Cascades, Inc.	5,800	65,204
Celestica, Inc.(1)	7,200	54,220
Cenovus Energy, Inc.	14,900	73,886
CES Energy Solutions Corp.	7,500	6,526
China Gold International Resources Corp. Ltd.(1)(2)	1,900	2,663
Chorus Aviation, Inc.	3,100	10,240
Clearwater Seafoods, Inc.	400	2,513
Corus Entertainment, Inc., B Shares	5,666	18,717
Crescent Point Energy Corp.(2)	22,400	40,188
Dorel Industries, Inc., Class B(1)	1,200	13,426
DREAM Unlimited Corp., Class A	1,750	26,249
Dundee Precious Metals, Inc.	9,100	59,560
Endeavour Mining Corp.(1)	3,293	77,666
Enerplus Corp.	9,200	23,377
Ensign Energy Services, Inc.	900	603
Equitable Group, Inc.	550	40,271
ERO Copper Corp.(1)	3,500	60,045
Exchange Income Corp.	600	17,879
Exco Technologies Ltd.	700	4,452
Finning International, Inc.	9,500	193,848
First National Financial Corp.	900	26,819
Fortuna Silver Mines, Inc.(1)	2,600	16,557
Frontera Energy Corp.	2,200	4,811
goeasy Ltd.	600	39,261
Hardwoods Distribution, Inc.	900	16,930
Home Capital Group, Inc.(1)	1,500	34,061
Hudbay Minerals, Inc.	13,300	84,181
Husky Energy, Inc.	13,500	54,782
iA Financial Corp., Inc.	3,900	170,781
IAMGOLD Corp.(1)	8,003	27,053
Interfor Corp.(1)	3,100	46,594
Intertape Polymer Group, Inc.	2,600	46,967
Kelt Exploration Ltd.(1)(2)	6,000	8,732
Keyera Corp.(2)	8,900	153,576
Largo Resources Ltd.(1)	6,700	5,469
Linamar Corp.	3,100	142,790
Lundin Mining Corp.	15,200	121,488
Magellan Aerospace Corp.	200	1,455
Major Drilling Group International, Inc.(1)	2,700	12,536
Martinrea International, Inc.	3,000	32,848
Methanex Corp.	3,100	129,757
Mullen Group Ltd.	4,700	36,407
New Gold, Inc.(1)	51,900	95,512
North American Construction Group Ltd.(2)	1,300	13,293
NuVista Energy Ltd.(1)(2)	2,700	2,037
Parex Resources, Inc.(1)	8,400	115,130
Pason Systems, Inc.	3,500	19,377
Peyto Exploration & Development Corp.(2)	7,500	16,459

Polaris Infrastructure, Inc.	200	2,600
Precision Drilling Corp.(1)(2)	610	11,794
Pretium Resources, Inc.(1)	5,400	59,168
Real Matters, Inc.(1)	1,900	28,031
Resolute Forest Products, Inc.(1)(2)	2,000	10,965
Roxgold, Inc.(1)	24,000	30,492
Russel Metals, Inc.(2)	3,800	60,890
Secure Energy Services, Inc.(2)	5,300	8,856
Seven Generations Energy Ltd., Class A(1)	16,200	67,360
Sierra Metals, Inc.(1)(2)	1,200	3,594
SSR Mining, Inc.(1)	2,304	42,649
Stelco Holdings, Inc.	2,000	25,810
Surge Energy, Inc.(2)	2,100	477
Tamarack Valley Energy Ltd.(1)	2,100	1,536
TORC Oil & Gas Ltd.	4,900	8,036
Torex Gold Resources, Inc.(1)	5,300	73,132
Tourmaline Oil Corp.	13,800	192,118
Transcontinental, Inc., Class A	2,300	34,145
Turquoise Hill Resources Ltd.(1)	5,930	57,533
Vermilion Energy, Inc.(2)	6,000	24,070
Whitecap Resources, Inc.(2)	16,100	48,596
Yamana Gold, Inc.	19,100	99,714
		3,901,601
Denmark — 1.6%
Alm Brand A/S(1)	1,142	13,461
Brodrene Hartmann A/S(1)	40	3,404
Chemometec A/S	824	59,162
D/S Norden A/S	3,337	59,148
Danske Andelskassers Bank A/S	754	918
Dfds A/S(1)	3,503	151,010
Drilling Co. of 1972 A/S (The)(1)(2)	1,033	29,624
FLSmidth & Co. A/S(1)	512	17,029
H+H International A/S, B Shares(1)	2,251	49,519
Jyske Bank A/S(1)	2,096	78,491
NKT A/S(1)(2)	1,661	61,086
NNIT A/S	1,386	25,660
North Media A/S	675	8,767
Per Aarsleff Holding A/S	320	13,638
Ringkjoebing Landbobank A/S	537	46,519
RTX A/S	738	26,156
Schouw & Co. A/S	506	49,177
Solar A/S, B Shares	276	15,023
Sydbank AS(1)	1,387	28,736
TORM plc(2)	2,190	15,531
		752,059
Finland — 1.6%
Altia Oyj	1,656	19,503
Aspo Oyj	1,402	11,506
Atria Oyj	936	11,103
HKScan Oyj, A Shares(1)(2)	3,016	6,661
Kamux Corp.	2,652	38,857
Kemira Oyj	12,187	174,985
Marimekko Oyj(1)	408	18,427
Neles Oyj	11,853	152,867
Outokumpu Oyj(1)(2)	30,536	93,287

Sanoma Oyj	5,368	78,173
Uponor Oyj	5,458	110,998
Verkkokauppa.com Oyj	1,926	13,668
		730,035
France — 2.7%
AKWEL	113	2,805
Albioma SA	1,042	53,132
ALD SA	7,477	96,272
Alten SA(1)	683	72,584
APERAM SA(2)	1,255	47,783
Boiron SA	41	1,877
Catana Group(1)	626	2,105
Chargeurs SA	781	16,189
Cie des Alpes	206	4,759
Cie Plastic Omnium SA	3,085	106,957
Etablissements Maurel et Prom SA(1)	2,552	4,754
Eutelsat Communications SA	9,741	107,390
FIGEAC-AERO(1)	125	658
Gaztransport Et Technigaz SA	1,173	115,047
Groupe Crit(1)	26	1,879
Groupe Guillin	90	2,485
Guerbet	63	2,419
LISI(1)	1,037	26,553
LNA Sante SA	53	3,057
Maisons du Monde SA(1)	2,847	46,848
Mersen SA(1)	547	15,868
Metropole Television SA(1)	1,066	16,618
Nexans SA(1)	1,863	117,752
SES SA	13,129	119,640
Societe BIC SA	1,073	63,596
Synergie SA(1)	286	9,751
Tarkett SA(1)	1,945	33,924
Television Francaise 1(1)(2)	2,551	19,724
Valeo SA	2,789	107,627
Vallourec SA(1)(2)	314	10,589
Xilam Animation SA(1)	33	1,775
		1,232,417
Germany — 5.3%
7C Solarparken AG	1,170	5,872
ADVA Optical Networking SE(1)	3,282	27,573
Aurubis AG	2,940	224,047
Bauer AG(1)	541	6,232
Centrotec SE(1)	106	1,898
Cewe Stiftung & Co. KGAA	215	23,313
CropEnergies AG	666	11,096
Deutsche EuroShop AG(1)	2,312	48,126
Deutz AG(1)	8,658	49,778
Draegerwerk AG & Co. KGaA	64	4,563
Draegerwerk AG & Co. KGaA, Preference Shares	354	27,561
Duerr AG	5,057	184,471
Einhell Germany AG, Preference Shares	98	9,794
ElringKlinger AG(1)	2,503	40,068
flatexDEGIRO AG(1)	234	15,624
Hamburger Hafen und Logistik AG	1,888	41,362
Hornbach Baumarkt AG	395	18,094

Hornbach Holding AG & Co. KGaA	884	93,988
HUGO BOSS AG	4,180	128,488
Indus Holding AG	98	3,797
JOST Werke AG(1)	1,178	55,036
Jungheinrich AG, Preference Shares	5,462	238,254
K+S AG	10,947	98,610
Kloeckner & Co. SE(1)	4,828	41,170
Krones AG	702	51,381
Rheinmetall AG	2,200	195,538
SAF-Holland SE(1)	4,848	59,901
Salzgitter AG(1)	3,211	64,731
SGL Carbon SE(1)	1,052	4,911
Siltronic AG	1,622	236,198
Sixt SE(1)	290	33,240
Sixt SE, Preference Shares	357	25,560
SMA Solar Technology AG(1)	692	39,856
Steico SE	140	8,244
STO SE & Co. KGaA, Preference Shares	117	17,458
Surteco Group SE(1)	65	1,783
Technotrans SE(1)	162	5,510
Villeroy & Boch AG, Preference Shares	504	7,966
Wacker Chemie AG	1,735	216,657
Wacker Neuson SE(1)	1,342	25,704
Wuestenrot & Wuerttembergische AG	1,952	39,952
		2,433,405
Hong Kong — 2.0%
Analogue Holdings Ltd.	12,000	1,795
BOCOM International Holdings Co. Ltd.	92,000	12,556
Chow Sang Sang Holdings International Ltd.	48,000	58,178
Comba Telecom Systems Holdings Ltd.(2)	48,000	16,064
Cowell e Holdings, Inc.	123,000	76,256
Crystal International Group Ltd.	27,000	9,106
CSI Properties Ltd.	630,000	17,723
Dah Sing Financial Holdings Ltd.	15,600	44,815
Dickson Concepts International Ltd.	25,000	11,975
Eagle Nice International Holdings Ltd.	6,000	3,291
Emperor Capital Group Ltd.(1)	72,000	1,206
First Pacific Co. Ltd.	230,000	70,390
Giordano International Ltd.	76,000	11,494
Guotai Junan International Holdings Ltd.	339,000	47,809
Hang Lung Group Ltd.	9,000	22,552
International Housewares Retail Co. Ltd.	10,000	2,983
IT Ltd.(1)	6,000	1,490
K Wah International Holdings Ltd.	220,000	109,657
Lai Sun Development Co. Ltd.	8,700	7,250
Lifestyle International Holdings Ltd.(1)	8,500	7,234
Luk Fook Holdings International Ltd.	30,000	75,845
Minmetals Land Ltd.	4,000	504
Oriental Watch Holdings(2)	11,824	4,158
Pacific Basin Shipping Ltd.	571,000	93,649
Shun Tak Holdings Ltd.	252,000	79,587
Sun Hung Kai & Co. Ltd.	54,000	24,182
Tai Hing Group Holdings Ltd.	8,000	1,424
Texwinca Holdings Ltd.	56,000	11,217
United Laboratories International Holdings Ltd. (The)	26,000	19,534

VSTECS Holdings Ltd.	28,000	23,568
YTO Express Holdings Ltd.	44,000	29,442
Yue Yuen Industrial Holdings Ltd.	5,500	11,307
		908,241
Ireland — 0.3%
Cpl Resources plc	710	9,477
FBD Holdings plc(1)	2,442	21,012
Glenveagh Properties plc(1)	32,943	33,014
Permanent TSB Group Holdings plc(1)	4,574	3,383
Uniphar plc	24,717	66,837
		133,723
Israel — 2.0%
Adgar Investment and Development Ltd.	786	1,226
Ashtrom Group Ltd.	1,325	21,096
Aspen Group Ltd.	664	1,252
Blue Square Real Estate Ltd.	215	11,705
Caesarstone Ltd.(2)	2,704	32,286
Carasso Motors Ltd.	2,263	8,338
Cellcom Israel Ltd.(1)	8,733	39,701
Delta Galil Industries Ltd.	544	11,826
Dor Alon Energy in Israel 1988 Ltd.	81	1,751
Equital Ltd.(1)	2,082	46,642
Fattal Holdings 1998 Ltd.(1)	487	40,452
FIBI Holdings Ltd.	1,464	40,442
Fox Wizel Ltd.	692	59,316
Gazit-Globe Ltd.	4,222	24,455
Hadera Paper Ltd.(1)	120	5,136
IDI Insurance Co. Ltd.	228	6,471
Inrom Construction Industries Ltd.	6,953	32,721
Isracard Ltd.	17,789	57,892
Israel Corp. Ltd. (The)(1)	68	11,558
Israel Land Development - Urban Renewal Ltd.	937	8,580
Mediterranean Towers Ltd.	2,099	5,537
Mehadrin Ltd.(1)	7	284
Melisron Ltd.	1,144	56,073
Menora Mivtachim Holdings Ltd.(1)	2,274	38,891
Mizrahi Tefahot Bank Ltd.	1	11
Naphtha Israel Petroleum Corp. Ltd.(1)	2,351	10,630
Norstar Holdings, Inc.	120	730
Oil Refineries Ltd.(1)	115,939	25,089
Partner Communications Co. Ltd.(1)	12,604	63,395
Paz Oil Co. Ltd.	821	81,846
Perion Network Ltd.(1)	571	4,345
Phoenix Holdings Ltd. (The)(1)	14,372	96,042
Property & Building Corp. Ltd.	116	10,470
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	92	6,120
Scope Metals Group Ltd.(1)	69	1,486
Tamar Petroleum Ltd.(1)	732	560
Tower Semiconductor Ltd.(1)	2,114	51,852
Victory Supermarket Chain Ltd.	265	5,830
XLMedia plc(1)	2,423	1,259
		923,296
Italy — 2.8%
Aeffe SpA(1)	1,917	2,606
Alerion Cleanpower SpA	1,027	9,894

Banca Farmafactoring SpA(1)	7,137	39,137
Banca IFIS SpA(1)	3,352	36,678
Banca Popolare di Sondrio SCPA(1)	50,242	133,327
Banca Sistema SpA(1)	3,556	7,367
Banco di Desio e della Brianza SpA(1)	1,212	3,542
Biesse SpA(1)	2,396	47,745
Cairo Communication SpA(1)	6,551	9,319
Cementir Holding NV	1,262	10,325
Credito Valtellinese SpA(1)	8,877	117,675
d'Amico International Shipping SA(1)	82,680	9,459
Danieli & C Officine Meccaniche SpA	1,860	30,695
Danieli & C Officine Meccaniche SpA, Preference Shares	5,760	61,622
Digital Bros SpA	1,070	21,818
doValue SpA(1)	5,938	63,817
Emak SpA(1)	11,086	12,689
Esprinet SpA(1)	6,207	61,540
Fila SpA(1)	3,049	30,621
FNM SpA(1)	18,952	13,594
Gefran SpA(1)	300	1,868
Geox SpA(1)(2)	10,679	10,022
Massimo Zanetti Beverage Group SpA	1,249	8,188
OVS SpA(1)(2)	21,272	26,902
RAI Way SpA	15,278	99,228
Reno de Medici SpA	33,183	37,871
Sabaf SpA	181	2,842
Saipem SpA(2)	48,778	117,944
Servizi Italia SpA	1,623	4,167
Sesa SpA(1)	544	54,356
Societa Sportiva Lazio SpA(1)	1,527	2,370
Technogym SpA(1)	18,211	196,733
Webuild SpA	9,463	14,428
		1,300,389
Japan — 25.9%
77 Bank Ltd. (The)	2,500	34,983
A&D Co. Ltd.	200	1,753
Adastria Co. Ltd.	900	14,555
ADEKA Corp.	1,400	22,111
Aeon Fantasy Co. Ltd.	100	2,094
AEON Financial Service Co. Ltd.	3,900	42,357
Aeon Mall Co. Ltd.	4,700	75,036
Aichi Steel Corp.	700	17,012
Aichi Tokei Denki Co. Ltd.	100	4,214
Air Water, Inc.	700	11,543
Airport Facilities Co. Ltd.	400	1,773
Aisan Industry Co. Ltd.	1,800	7,600
Ajis Co. Ltd.	200	6,038
Akatsuki, Inc.	300	12,900
Alconix Corp.	1,300	17,186
Alinco, Inc.	200	1,738
Alps Alpine Co. Ltd.	5,000	61,985
AOKI Holdings, Inc.	1,200	4,673
Aoyama Zaisan Networks Co. Ltd.	100	1,530
Aozora Bank Ltd.	4,200	76,084
Arata Corp.	800	37,870
Arcland Sakamoto Co. Ltd.	1,900	32,443

Arcs Co. Ltd.	1,500	31,239
Arealink Co. Ltd.	200	1,818
Asahi Co. Ltd.	1,100	16,440
Asahi Holdings, Inc.	3,000	89,362
Asia Pile Holdings Corp.	800	3,489
Awa Bank Ltd. (The)	1,500	36,741
Axial Retailing, Inc.	600	27,173
Bando Chemical Industries Ltd.	1,300	7,168
Bank of the Ryukyus Ltd.	2,300	19,195
Beenos, Inc.	700	17,037
BeNEXT Group, Inc.	700	7,605
Bunka Shutter Co. Ltd.	3,600	31,331
Cawachi Ltd.	1,000	28,666
Central Glass Co. Ltd.	1,900	40,330
Central Sports Co. Ltd.	300	6,163
Chilled & Frozen Logistics Holdings Co. Ltd.	500	8,893
Chubu Shiryo Co. Ltd.	300	3,996
CK-San-Etsu Co. Ltd.	200	7,389
Cleanup Corp.	300	1,324
CMIC Holdings Co. Ltd.	100	1,310
Cosmo Energy Holdings Co. Ltd.	3,100	52,225
Credit Saison Co. Ltd.	8,400	96,078
CTI Engineering Co. Ltd.	500	10,134
Dai Nippon Toryo Co. Ltd.	900	7,948
Daicel Corp.	2,100	14,779
Daido Metal Co. Ltd.	2,100	9,365
Daihen Corp.	1,000	43,443
Daiichi Jitsugyo Co. Ltd.	300	11,533
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	200	1,331
Daiki Aluminium Industry Co. Ltd.	1,700	11,031
Daikokutenbussan Co. Ltd.	200	10,992
Daikyonishikawa Corp.	2,100	13,701
Daio Paper Corp.	4,900	84,537
Daishi Hokuetsu Financial Group, Inc.	1,000	22,581
Daito Pharmaceutical Co. Ltd.	800	27,820
Daitron Co. Ltd.	100	1,414
DCM Holdings Co. Ltd.	7,600	86,424
Denka Co. Ltd.	1,000	30,788
Denyo Co. Ltd.	400	7,993
DIC Corp.	4,600	113,129
Dowa Holdings Co. Ltd.	2,900	95,970
DyDo Group Holdings, Inc.	300	16,043
Eagle Industry Co. Ltd.	1,300	11,196
Ebara Corp.	7,300	233,743
Eco's Co. Ltd.	100	2,209
EDION Corp.	5,300	49,671
Electric Power Development Co. Ltd.	7,900	106,274
ES-Con Japan Ltd.	2,100	18,475
ESPEC Corp.	300	5,552
Exedy Corp.	1,400	16,461
F.C.C. Co. Ltd.	2,100	39,844
Ferrotec Holdings Corp.	2,600	30,901
Financial Products Group Co. Ltd.	2,000	9,529
Foster Electric Co. Ltd.	700	7,455
Fuji Co. Ltd.	300	5,500

Fuji Seal International, Inc.	2,100	38,941
Fujikura Ltd.(1)	12,500	48,654
Fujimori Kogyo Co. Ltd.	1,100	49,592
Fukuda Corp.	100	5,051
Fukuyama Transporting Co. Ltd.	700	30,894
Fumakilla Ltd.	300	4,306
Furukawa Battery Co. Ltd. (The)	300	4,836
Furukawa Co. Ltd.	1,900	20,671
Furukawa Electric Co. Ltd.	500	12,587
Furuno Electric Co. Ltd.	1,200	13,571
Furyu Corp.	200	2,264
Futaba Industrial Co. Ltd.	2,900	13,922
Fuyo General Lease Co. Ltd.	1,200	72,897
G-7 Holdings, Inc.	200	4,650
G-Tekt Corp.	900	11,903
Gecoss Corp.	400	3,654
Genky DrugStores Co. Ltd.	200	7,944
Geo Holdings Corp.	2,000	24,344
GLOBERIDE, Inc.	600	23,186
GMO Financial Holdings, Inc.	1,100	7,092
Godo Steel Ltd.	400	7,070
GS Yuasa Corp.	4,300	104,121
H-One Co. Ltd.	200	1,336
H.U. Group Holdings, Inc.	1,100	29,802
H2O Retailing Corp.	3,200	19,551
Hagihara Industries, Inc.	400	5,871
Hamakyorex Co. Ltd.	800	22,278
Hanwa Co. Ltd.	1,200	28,727
Hazama Ando Corp.	7,300	47,861
Heiwa Real Estate Co. Ltd.	2,100	68,535
Heiwado Co. Ltd.	2,000	40,530
Hirogin Holdings, Inc.	14,400	80,138
Hitachi Capital Corp.	3,000	68,407
Hitachi Transport System Ltd.	2,500	74,557
Hitachi Zosen Corp.	13,300	51,000
Hochiki Corp.	400	4,754
Hokko Chemical Industry Co. Ltd.	600	6,440
Hokkoku Bank Ltd. (The)	1,000	27,476
Hokuetsu Corp.	4,600	15,397
Hokuhoku Financial Group, Inc.	6,400	63,389
Hokuriku Electrical Construction Co. Ltd.	400	4,581
Hokuto Corp.	800	15,777
Hoosiers Holdings	2,300	14,794
Hosokawa Micron Corp.	100	6,070
I-Net Corp./Kanagawa	200	2,857
Ichigo, Inc.	6,900	21,660
Ichikoh Industries Ltd.	1,200	6,036
Ichinen Holdings Co. Ltd.	1,300	16,376
IDOM, Inc.	3,300	17,994
Iino Kaiun Kaisha Ltd.	5,400	19,930
Imasen Electric Industrial	200	1,685
Ines Corp.	500	6,797
Innotech Corp.	200	1,738
Internet Initiative Japan, Inc.	1,600	76,330
Ishihara Sangyo Kaisha Ltd.	1,500	8,232

Itochu Enex Co. Ltd.	3,200	30,510
Itochu-Shokuhin Co. Ltd.	100	5,369
IwaiCosmo Holdings, Inc.	1,000	12,710
Iwasaki Electric Co. Ltd.	200	2,658
Iwatani Corp.	1,300	70,352
Iyo Bank Ltd. (The)	14,200	93,867
Izumi Co. Ltd.	2,000	68,601
J Front Retailing Co. Ltd.	8,300	65,996
Jaccs Co. Ltd.	800	13,847
JAFCO Group Co. Ltd.	400	17,083
Japan Aviation Electronics Industry Ltd.	800	10,641
Japan Electronic Materials Corp.	400	5,957
Japan Petroleum Exploration Co. Ltd.	1,300	21,749
Japan Transcity Corp.	2,000	10,760
Japan Wool Textile Co. Ltd. (The)	2,300	23,126
JDC Corp.	2,600	13,506
JFE Holdings, Inc.(1)	5,000	45,780
JK Holdings Co. Ltd.	500	3,872
JMS Co. Ltd.	400	3,577
Joshin Denki Co. Ltd.	1,200	31,381
JSP Corp.	300	4,306
JTEKT Corp.	11,700	90,006
Juroku Bank Ltd. (The)	600	11,366
JVCKenwood Corp.	7,900	10,625
K's Holdings Corp.	4,000	48,403
Kaga Electronics Co. Ltd.	900	18,552
Kamei Corp.	1,400	15,662
Kanamoto Co. Ltd.	2,200	45,813
Kandenko Co. Ltd.	5,800	44,341
Kaneka Corp.	2,600	78,216
Kanematsu Corp.	4,000	46,178
Kanto Denka Kogyo Co. Ltd.	2,600	17,499
KAWADA TECHNOLOGIES, Inc.	100	4,037
Kawasaki Kisen Kaisha Ltd.(1)	1,700	27,280
Keiyo Co. Ltd.	2,600	18,500
KH Neochem Co. Ltd.	1,800	47,726
Kintetsu World Express, Inc.	700	14,562
Kitagawa Corp.(1)	200	2,452
Kito Corp.	900	13,619
Kiyo Bank Ltd. (The)	3,800	57,634
Kobe Steel Ltd.(1)	12,100	58,064
Kohnan Shoji Co. Ltd.	1,900	58,853
Kojima Co. Ltd.	1,400	10,093
Komeri Co. Ltd.	2,200	59,777
Konica Minolta, Inc.	11,600	36,757
Konoike Transport Co. Ltd.	1,200	11,922
Koshidaka Holdings Co. Ltd.	1,500	5,665
Kumagai Gumi Co. Ltd.	2,100	47,506
Kuraray Co. Ltd.	7,000	69,546
Kureha Corp.	800	40,384
Kurimoto Ltd.	100	1,631
Kuriyama Holdings Corp.	200	1,280
KYB Corp.(1)	600	14,378
Kyodo Printing Co. Ltd.	100	2,783
Kyoei Steel Ltd.	800	11,393

Kyokuyo Co. Ltd.	600	16,073
Kyudenko Corp.	200	5,697
Lacto Japan Co. Ltd.	200	5,642
Lawson, Inc.	500	22,582
Macnica Fuji Electronics Holdings, Inc.	3,200	63,468
Maeda Corp.	9,400	73,691
Marubun Corp.	700	3,270
Maruha Nichiro Corp.	2,400	48,908
Maruzen Showa Unyu Co. Ltd.	700	22,343
MCJ Co. Ltd.	4,700	42,994
Mebuki Financial Group, Inc.	48,700	100,055
Medius Holdings Co. Ltd.	400	3,453
Megmilk Snow Brand Co. Ltd.	1,700	36,356
Meiko Electronics Co. Ltd.	400	7,680
Mie Kotsu Group Holdings, Inc.	2,500	11,145
Mimasu Semiconductor Industry Co. Ltd.	1,000	26,848
Mirait Holdings Corp.	4,900	73,383
Mitsuba Corp.(1)	300	1,462
Mitsubishi Kakoki Kaisha Ltd.	200	4,280
Mitsubishi Materials Corp.	6,500	123,435
Mitsubishi UFJ Lease & Finance Co. Ltd.	8,800	40,344
Mitsuboshi Belting Ltd.	1,100	17,070
Mitsui E&S Holdings Co. Ltd.(1)	3,100	10,057
Mitsui Matsushima Holdings Co. Ltd.	200	1,408
Mitsui Mining & Smelting Co. Ltd.	3,400	95,394
Mitsui OSK Lines Ltd.	8,100	209,984
Mitsui Sugar Co. Ltd.	200	3,419
Mitsui-Soko Holdings Co. Ltd.	1,000	21,435
Mitsuuroko Group Holdings Co. Ltd.	500	6,160
Mixi, Inc.	1,600	43,756
Miyaji Engineering Group, Inc.	200	4,106
Miyazaki Bank Ltd. (The)	100	2,191
Mizuho Leasing Co. Ltd.	1,400	37,081
Modec, Inc.	800	13,423
Monogatari Corp. (The)	300	32,952
Morinaga Milk Industry Co. Ltd.	2,200	106,911
MrMax Holdings Ltd.	1,500	12,283
Musashi Seimitsu Industry Co. Ltd.	2,200	32,223
Musashino Bank Ltd. (The)	1,500	22,692
Nachi-Fujikoshi Corp.	600	24,637
Nafco Co. Ltd.	1,000	21,569
NEC Capital Solutions Ltd.	700	12,117
NEC Networks & System Integration Corp.	900	15,885
NGK Spark Plug Co. Ltd.	1,800	32,364
Nichiha Corp.	1,500	46,619
Nichireki Co. Ltd.	600	9,365
Nifco, Inc.	4,200	147,025
Nihon Chouzai Co. Ltd.	200	2,893
Nihon Dengi Co. Ltd.	200	7,445
Nihon Flush Co. Ltd.	1,000	13,003
Nihon House Holdings Co. Ltd.	400	908
Nikkon Holdings Co. Ltd.	1,900	36,777
Nippo Corp.	2,800	73,128
Nippon Carbon Co. Ltd.	600	21,453
Nippon Chemical Industrial Co. Ltd.	100	2,448

Nippon Coke & Engineering Co. Ltd.	2,200	1,489
Nippon Denko Co. Ltd.	2,600	5,644
Nippon Electric Glass Co. Ltd.	1,600	34,788
Nippon Koei Co. Ltd.	800	21,656
Nippon Light Metal Holdings Co. Ltd.	3,000	51,508
Nippon Paper Industries Co. Ltd.	6,300	67,937
Nippon Piston Ring Co. Ltd.(1)	400	3,573
Nippon Yakin Kogyo Co. Ltd.	800	12,597
Nippon Yusen KK	12,800	276,980
Nipro Corp.	7,500	80,161
Nishi-Nippon Financial Holdings, Inc.	5,400	37,298
Nishikawa Rubber Co. Ltd.	200	2,823
Nishio Rent All Co. Ltd.	900	17,556
Nisshin Group Holdings Co. Ltd.	300	1,079
Nissin Corp.	500	5,783
Nissin Electric Co. Ltd.	3,000	33,534
Nisso Corp.	700	5,016
Nittetsu Mining Co. Ltd.	100	5,067
Nitto Fuji Flour Milling Co. Ltd.	100	6,268
Nitto Kogyo Corp.	1,000	17,794
Nojima Corp.	2,100	54,572
NOK Corp.	4,900	53,674
Noritz Corp.	200	3,073
NS United Kaiun Kaisha Ltd.	400	5,057
NTN Corp.(1)	12,000	24,832
Oji Holdings Corp.	11,900	53,757
Okamura Corp.	2,800	24,923
Oki Electric Industry Co. Ltd.	4,200	36,282
Okura Industrial Co. Ltd.	200	3,600
Okuwa Co. Ltd.	1,500	19,158
Orient Corp.	27,700	30,355
Osaka Organic Chemical Industry Ltd.	200	5,561
OSJB Holdings Corp.	7,500	16,893
OUG Holdings, Inc.	200	5,444
Pacific Industrial Co. Ltd.	1,900	19,401
Pasona Group, Inc.	1,100	18,927
Penta-Ocean Construction Co. Ltd.	16,700	123,746
Press Kogyo Co. Ltd.	3,600	10,383
Pressance Corp.	2,700	45,193
Prima Meat Packers Ltd.	600	16,591
PS Mitsubishi Construction Co. Ltd.	1,700	9,206
Rengo Co. Ltd.	12,000	91,107
Resorttrust, Inc.	3,900	60,269
Retail Partners Co. Ltd.	500	7,089
Ricoh Leasing Co. Ltd.	600	16,643
Riken Corp.	200	4,226
Riken Technos Corp.	1,900	8,090
Rokko Butter Co. Ltd.	400	7,208
Round One Corp.	2,500	20,388
Ryobi Ltd.	800	9,328
Ryoden Corp.	800	11,521
Sakura Internet, Inc.	300	2,110
Sala Corp.	3,300	17,791
San Holdings, Inc.	400	4,657
San-A Co. Ltd.	300	11,556

San-Ai Oil Co. Ltd.	2,100	23,030
San-In Godo Bank Ltd. (The)	5,900	30,696
Sanei Architecture Planning Co. Ltd.	500	8,295
Sanken Electric Co. Ltd.	1,000	36,365
Sankyo Frontier Co. Ltd.	200	7,391
Sankyo Tateyama, Inc.	1,200	8,755
Sankyu, Inc.	3,600	132,647
Sanoh Industrial Co. Ltd.	1,000	6,292
Sanwa Holdings Corp.	8,000	96,849
Sawada Holdings Co. Ltd.	200	1,732
SBS Holdings, Inc.	300	7,236
SCSK Corp.	500	29,914
SEC Carbon Ltd.	100	5,263
Seika Corp.	300	3,605
Seikitokyu Kogyo Co. Ltd.	1,800	13,875
Seiko Epson Corp.	4,500	66,711
Seiren Co. Ltd.	900	13,096
Sekisui Kasei Co. Ltd.	800	4,113
Senko Group Holdings Co. Ltd.	6,500	60,495
Senshu Ikeda Holdings, Inc.	10,600	15,392
Shibusawa Warehouse Co. Ltd. (The)	100	2,136
Shikoku Bank Ltd. (The)	200	1,354
Shin-Keisei Electric Railway Co. Ltd.	200	4,111
Shinagawa Refractories Co. Ltd.	200	4,694
Shinnihon Corp.	1,700	13,771
Shinoken Group Co. Ltd.	1,200	13,179
Shinsei Bank Ltd.	1,600	19,010
Shinwa Co. Ltd.	100	2,059
Ship Healthcare Holdings, Inc.	300	14,987
Sinko Industries Ltd.	900	14,749
SK-Electronics Co. Ltd.	100	1,207
SKY Perfect JSAT Holdings, Inc.	6,800	30,628
SMK Corp.	200	5,807
Sotetsu Holdings, Inc.	200	4,859
St. Marc Holdings Co. Ltd.	400	5,486
Starts Corp., Inc.	1,800	48,343
Studio Alice Co. Ltd.	400	7,195
Subaru Enterprise Co. Ltd.	100	7,765
Sumida Corp.	200	2,005
Sumitomo Forestry Co. Ltd.	8,400	151,675
Sumitomo Osaka Cement Co. Ltd.	2,200	64,791
Sumitomo Rubber Industries Ltd.	12,000	105,204
Sumitomo Seika Chemicals Co. Ltd.	500	19,905
Sumitomo Warehouse Co. Ltd. (The)	2,400	30,881
Suruga Bank Ltd.	8,200	26,418
Suzuki Co. Ltd.	500	4,299
SWCC Showa Holdings Co. Ltd.	700	10,768
T-Gaia Corp.	900	15,793
Tachikawa Corp.	400	4,760
Taiheiyo Cement Corp.	9,500	255,763
Taiyo Yuden Co. Ltd.	1,400	63,697
Takamiya Co. Ltd.	1,000	5,228
Takara Leben Co. Ltd.	4,300	12,146
Takara Standard Co. Ltd.	200	2,644
Takashimaya Co. Ltd.	5,100	38,917

Takeei Corp.	1,000	12,432
Takuma Co. Ltd.	1,400	23,944
Tamron Co. Ltd.	300	4,576
Tanseisha Co. Ltd.	1,500	10,857
Teijin Ltd.	10,600	181,262
Toa Corp. (Tokyo)	900	17,138
TOA ROAD Corp.	200	7,088
Toda Corp.	800	4,703
Toenec Corp.	100	3,557
Toho Titanium Co. Ltd.	1,900	12,467
TOKAI Holdings Corp.	5,200	49,181
Tokai Rika Co. Ltd.	2,700	41,034
Tokuyama Corp.	3,800	80,089
Tokyo Century Corp.	700	46,030
Tokyo Dome Corp.(1)	3,800	48,666
Tokyo Electron Device Ltd.	200	6,002
Tokyu Fudosan Holdings Corp.	6,300	30,300
Tomen Devices Corp.	100	3,186
Tomoku Co. Ltd.	500	8,258
TOMONY Holdings, Inc.	900	2,871
Tonami Holdings Co. Ltd.	300	16,763
Topre Corp.	1,300	16,124
Tosei Corp.	1,700	18,831
Tosho Co. Ltd.	500	6,304
Tosoh Corp.	4,800	75,222
Totetsu Kogyo Co. Ltd.	1,600	42,711
Towa Corp.	1,400	24,166
Towa Pharmaceutical Co. Ltd.	700	12,782
Toyo Construction Co. Ltd.	3,400	12,881
Toyo Gosei Co. Ltd.	100	10,117
Toyo Seikan Group Holdings Ltd.	3,700	35,675
Toyo Tanso Co. Ltd.	300	5,107
Toyo Tire Corp.	2,000	31,244
Toyobo Co. Ltd.	5,100	63,409
Toyoda Gosei Co. Ltd.	3,900	105,215
Toyota Boshoku Corp.	3,400	44,366
TPR Co. Ltd.	1,000	12,455
TS Tech Co. Ltd.	300	8,701
Tsubakimoto Chain Co.	1,200	29,130
Tsukishima Kikai Co. Ltd.	700	8,062
Tsukui Holdings Corp.	3,600	19,848
Tsuzuki Denki Co. Ltd.	300	4,599
UACJ Corp.	2,000	34,146
Ube Industries Ltd.	8,400	141,969
Uchida Yoko Co. Ltd.	500	24,591
Ueki Corp.	200	5,251
Unipres Corp.	1,000	8,519
United Super Markets Holdings, Inc.	3,000	30,998
Unitika Ltd.(1)	1,800	6,477
Valor Holdings Co. Ltd.	2,400	59,416
VT Holdings Co. Ltd.	2,600	9,278
Wacom Co. Ltd.	1,100	10,117
Wakita & Co. Ltd.	2,100	22,955
Warabeya Nichiyo Holdings Co. Ltd.	500	6,671
Watts Co. Ltd.	300	2,353

World Holdings Co. Ltd.	500	9,760
Yahagi Construction Co. Ltd.	1,600	13,768
YAMABIKO Corp.	2,100	28,243
Yamaguchi Financial Group, Inc.	10,900	67,808
Yaoko Co. Ltd.	200	13,686
Yashima Denki Co. Ltd.	600	5,399
Yokohama Reito Co. Ltd.	2,800	22,718
Yokohama Rubber Co. Ltd. (The)	6,600	95,480
Yomiuri Land Co. Ltd.(1)	200	11,511
Yorozu Corp.	1,100	11,918
Yotai Refractories Co. Ltd.	800	6,304
Yurtec Corp.	2,300	14,586
		12,031,136
Netherlands — 2.1%
Accell Group NV(1)	1,385	43,358
AerCap Holdings NV(1)	5,601	205,893
AMG Advanced Metallurgical Group NV	1,373	37,142
Arcadis NV(1)	2,600	79,398
ASR Nederland NV	9,771	363,955
Basic-Fit NV(1)	185	6,721
Boskalis Westminster(1)	1,908	43,969
Fugro NV, CVA(1)(2)	4,154	23,188
Heijmans NV, CVA(1)	190	2,129
Koninklijke BAM Groep NV(1)(2)	14,761	31,773
Nedap N.V.	63	3,524
NIBC Holding NV(1)	215	1,913
SIF Holding NV(1)	899	16,965
TKH Group NV, CVA	2,383	112,009
		971,937
New Zealand — 1.0%
Air New Zealand Ltd.(1)	66,837	84,530
New Zealand Refining Co. Ltd. (The)(1)	5,917	2,437
Oceania Healthcare Ltd.	73,443	66,945
PGG Wrightson Ltd.	3,178	6,596
SKYCITY Entertainment Group Ltd.	89,125	189,451
Tourism Holdings Ltd.(1)	4,670	8,448
Warehouse Group Ltd. (The)(1)	4,116	7,417
Z Energy Ltd.(1)	35,255	78,497
		444,321
Norway — 2.0%
ABG Sundal Collier Holding ASA	53,135	34,584
Aker Offshore Wind AS(1)	4,035	3,070
Aker Solutions ASA(1)	12,411	20,142
Avance Gas Holding Ltd.(2)	1,075	4,833
BW Energy Ltd.(1)	3,346	7,857
BW LPG Ltd.	8,494	54,164
BW Offshore Ltd.	12,434	48,360
DNO ASA(2)	68,567	46,110
Frontline Ltd.(2)	6,731	42,069
Hoegh LNG Holdings Ltd.	923	1,438
Kid ASA	631	6,452
Komplett Bank ASA(1)(2)	2,201	2,140
Norwegian Finans Holding ASA(1)	14,638	116,213
Odfjell Drilling Ltd.(1)(2)	1,894	3,132
Pareto Bank ASA	3,713	16,977

PGS ASA(1)	10,121	4,804
SpareBank 1 BV	1,293	5,923
Sparebanken More	267	8,876
Sparebanken Vest	4,609	35,353
Stolt-Nielsen Ltd.	2,273	23,795
Subsea 7 SA(1)	13,124	124,109
TGS Nopec Geophysical Co. ASA(2)	10,907	151,165
Veidekke ASA	11,771	172,324
Wallenius Wilhelmsen ASA(1)	3,219	7,749
		941,639
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares(1)	512,900	72,334
CTT-Correios de Portugal SA(1)	12,088	35,123
Ibersol SGPS SA(1)	181	1,082
Sonae SGPS SA	3,318	2,658
		111,197
Singapore — 1.7%
Accordia Golf Trust	143,500	77,573
BRC Asia Ltd.	5,500	5,591
Centurion Corp. Ltd.(2)	10,500	2,947
China Sunsine Chemical Holdings Ltd.	27,500	10,331
Food Empire Holdings Ltd.	7,400	3,281
Frencken Group Ltd.	83,600	70,488
Fu Yu Corp. Ltd.	20,700	3,847
Golden Agri-Resources Ltd.	1,280,600	147,776
Hong Leong Asia Ltd.	13,400	6,547
Hour Glass Ltd. (The)	10,500	5,959
Hutchison Port Holdings Trust, U Shares	1,267,700	237,085
Japfa Ltd.	126,100	69,756
Lian Beng Group Ltd.	18,700	5,830
OUE Ltd.	37,000	31,673
QAF Ltd.	10,700	7,134
Sembcorp Industries Ltd.	83,600	113,141
Sing Holdings Ltd.	11,800	3,204
Sunningdale Tech Ltd.	5,000	5,670
Ying Li International Real Estate Ltd.(1)	4,700	266
		808,099
Spain — 1.4%
Almirall SA	2,462	31,749
Banco de Sabadell SA	244,412	94,521
Construcciones y Auxiliar de Ferrocarriles SA(1)	194	8,155
Ercros SA	2,866	7,725
Gestamp Automocion SA	19,265	79,475
Grenergy Renovables(1)	473	11,563
Liberbank SA(1)	108,703	32,707
Mediaset Espana Comunicacion SA(1)	7,851	35,464
Melia Hotels International SA(1)(2)	6,438	41,293
Miquel y Costas & Miquel SA	385	6,409
Neinor Homes SA(1)	5,106	59,814
Pharma Mar SA	1,027	118,697
Prosegur Cia de Seguridad SA	20,975	58,681
Sacyr SA	699	1,634
Tubacex SA(1)	1,612	2,732
Viscofan SA	1,052	74,776
		665,395

Sweden — 6.7%
AQ Group AB(1)	739	18,834
Arise AB(1)	2,112	9,920
Avanza Bank Holding AB	1,097	24,009
Bahnhof AB, B Shares	3,307	11,922
Bilia AB, A Shares(1)	10,796	121,082
Bonava AB, B Shares(1)	7,708	66,458
Boozt AB(1)	1,318	24,853
Bredband2 i Skandinavien AB	21,892	4,778
Bulten AB(1)	1,528	15,086
Bure Equity AB	7,969	254,290
Cavotec SA(1)	1,100	2,560
Cibus Nordic Real Estate AB	777	14,849
Clas Ohlson AB, B Shares(1)	6,352	61,707
Collector AB(1)(2)	4,995	11,278
Dios Fastigheter AB	11,040	98,121
Elanders AB, B Shares(1)	400	3,861
Electrolux Professional AB, B Shares(1)	29,320	154,412
Eolus Vind AB, B Shares(2)	3,712	89,803
G5 Entertainment AB	723	29,869
Granges AB(1)(2)	12,252	134,865
Haldex AB(1)	691	3,155
Hexatronic Group AB(1)(2)	4,267	32,556
Hoist Finance AB(1)(2)	7,800	32,551
Karo Pharma AB(1)	2,886	21,260
Klovern AB, B Shares(2)	31,192	51,384
Kopparbergs Bryggeri AB, B Shares(1)	729	14,632
Loomis AB	4,291	122,116
Maha Energy AB(1)	5,400	8,312
Mekonomen AB(1)	4,689	49,708
Modern Times Group MTG AB, B Shares(1)	9,442	139,600
Mycronic AB	10,334	273,954
NCC AB, B Shares	12,002	206,964
New Wave Group AB, B Shares(1)	509	2,981
Nobina AB(1)	11,476	77,454
Nolato AB, B Shares(1)	2,859	256,815
Nordic Entertainment Group AB, B Shares(1)	1,127	56,051
NP3 Fastigheter AB	2,370	31,787
Orexo AB(1)	3,770	20,254
Pandox AB(1)	6,364	109,541
Paradox Interactive AB	669	20,555
Peab AB, Class B(1)	2,275	24,687
RaySearch Laboratories AB(1)	3,561	31,516
Resurs Holding AB(1)	12,936	64,802
Scandi Standard AB(1)	6,235	48,240
Semcon AB(1)	398	3,182
SkiStar AB	6,366	72,680
Stendorren Fastigheter AB(1)	1,094	17,821
Stillfront Group AB(1)	1,362	156,338
Tethys Oil AB	4,020	20,610
TF Bank AB(1)	180	1,868
		3,125,931
Switzerland — 5.1%
ALSO Holding AG(1)	540	140,624
Arbonia AG(1)	5,672	80,144

Autoneum Holding AG(1)	582	100,441
Bell Food Group AG	160	44,612
Bellevue Group AG	642	20,129
Bergbahnen Engelberg-Truebsee-Titlis AG BET	80	4,241
Bobst Group SA	1,424	82,679
Bossard Holding AG, Class A	518	98,837
Bucher Industries AG	1,065	447,150
Burkhalter Holding AG	341	24,319
Calida Holding AG(1)	234	7,359
Conzzeta AG	206	239,504
Feintool International Holding AG(1)	177	10,787
Forbo Holding AG	77	125,966
Glarner Kantonalbank	150	4,935
Gurit Holding AG	15	37,641
Huber + Suhner AG	1,498	121,586
Implenia AG	2,355	59,473
Klingelnberg AG(1)	69	1,441
Leonteq AG(1)	996	36,432
Liechtensteinische Landesbank AG	189	11,460
MCH Group AG(1)	170	2,692
Orior AG	384	31,033
Phoenix Mecano AG	43	21,758
Schaffner Holding AG	15	3,219
Sulzer AG	2,534	249,826
Swiss Steel Holding AG(1)	42,644	11,371
Swissquote Group Holding SA	932	88,367
Valiant Holding AG	1,824	169,641
VP Bank AG	145	17,375
Zehnder Group AG	1,240	67,315
		2,362,357
United Kingdom — 15.5%
Aggreko plc	14,066	104,971
Anglo Asian Mining plc	891	1,507
Anglo Pacific Group plc	10,480	14,034
Argentex Group plc	696	1,150
Bank of Georgia Group plc(1)	2,259	33,683
Biffa plc(1)	19,801	59,292
Bodycote plc	3,814	36,343
Brewin Dolphin Holdings plc	14,757	53,337
Britvic plc	8,289	90,547
Burford Capital Ltd.(1)	12,840	127,761
Cairn Energy plc(1)	32,425	69,299
Centamin plc	29,462	44,791
Central Asia Metals plc	8,958	25,865
Circassia Group plc(1)	11,045	4,426
Close Brothers Group plc	9,195	158,335
CMC Markets plc	2,737	14,136
Coats Group plc(1)	92,657	80,534
Computacenter plc	4,909	145,038
Crest Nicholson Holdings plc(1)	11,725	46,046
Daily Mail & General Trust plc	53	481
Devro plc	13,264	28,292
DFS Furniture plc	8,140	24,302
Direct Line Insurance Group plc	64,278	253,121
Diversified Gas & Oil plc	43,485	63,242

Drax Group plc	27,056	118,405
Dunelm Group plc(1)	817	13,258
easyJet plc	8,785	94,542
Eckoh plc	2,370	2,071
Electrocomponents plc	26,782	288,117
Evraz plc	28,357	146,150
Ferrexpo plc	27,030	76,506
Frasers Group plc(1)	12,899	72,267
Games Workshop Group plc	267	35,024
Go-Ahead Group plc (The)(1)	1,839	19,822
Golar LNG Ltd.(1)	4,148	37,747
Grafton Group plc(1)	4,195	47,604
Greggs plc(1)	5,481	122,752
Gulf Keystone Petroleum Ltd.(1)	7,801	9,554
Gym Group plc (The)(1)	6,746	19,005
Hays plc(1)	85,032	147,275
Hikma Pharmaceuticals plc	808	28,070
Hochschild Mining plc	18,689	52,950
Howden Joinery Group plc(1)	23,252	195,008
IG Group Holdings plc	19,708	211,364
Inchcape plc(1)	24,276	193,208
Indivior plc(1)	58,220	78,463
Investec plc	22,768	56,243
IWG plc(1)	38,938	167,041
J Sainsbury plc	102,138	287,042
Jadestone Energy, Inc.(2)	6,211	4,677
JET2 plc	5,621	104,780
Just Group plc(1)	59,053	44,018
KAZ Minerals plc	13,076	111,646
Keller Group plc	5,044	42,578
M&G plc	118,906	296,628
Marks & Spencer Group plc(1)	79,076	132,917
Marston's plc	37,394	30,461
McBride plc(1)	1,428	1,272
Mitchells & Butlers plc(1)	6,884	19,466
Motorpoint group plc(1)	61	252
Naked Wines plc	5,268	40,568
OSB Group plc(1)	24,245	125,588
Pagegroup plc(1)	20,131	110,986
Pan African Resources plc	75,333	19,928
Paragon Banking Group plc	12,560	67,493
Petropavlovsk plc(1)	149,839	54,822
Pharos Energy plc(1)	2,309	517
Phoenix Group Holdings plc	7,560	72,152
Photo-Me International plc(1)	12,371	9,271
Plus500 Ltd.	6,930	143,237
Premier Oil plc(1)(2)	40,946	11,067
Provident Financial plc(1)	11,706	43,164
Quilter plc	25,539	47,359
Rathbone Brothers plc	2,952	58,108
Reach plc(1)	17,375	31,718
Redde Northgate plc	14,613	47,010
Rhi Magnesita NV	2,040	88,407
Royal Mail plc	51,904	212,836
RSA Insurance Group plc	23,588	211,691

Savills plc(1)	5,497	67,399
Secure Trust Bank plc(1)	121	1,502
Senior plc(1)	17,659	16,987
Serica Energy plc	5,537	8,259
Shanta Gold Ltd.(1)	37,260	6,710
Speedy Hire plc	33,225	30,463
Spire Healthcare Group plc(1)	2,396	4,295
St. James's Place plc	9,449	128,253
Stobart Group Ltd.(1)	21,063	6,293
Stock Spirits Group plc	3,671	11,584
Superdry plc	492	1,696
Synthomer plc	4,935	28,271
Tate & Lyle plc	27,557	233,855
TI Fluid Systems plc(1)	324	953
Trans-Siberian Gold plc	4,755	6,088
Tremor International Ltd.(1)(2)	946	3,833
Vertu Motors plc	3,181	1,304
Virgin Money UK plc(1)	45,769	76,902
Vp plc	235	2,342
Weir Group plc (The)(1)	4,379	97,435
WM Morrison Supermarkets plc	105,435	252,664
		7,171,726
TOTAL COMMON STOCKS (Cost $37,338,853)		45,792,667
RIGHTS — 0.1%
Denmark†
NKT A/S(1)(2)	1,661	10,647
Sweden — 0.1%
Granges AB(1)(2)	12,252	18,428
Klovern AB(1)(2)	31,192	3,709
		22,137
Switzerland†
MCH Group Asia Ltd.(1)	170	—
TOTAL RIGHTS (Cost $—)		32,784
TEMPORARY CASH INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $435,841)	435,841	435,841
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $710,200)	710,200	710,200
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $38,484,894)		46,971,492
OTHER ASSETS AND LIABILITIES — (1.3)%		(605,175)
TOTAL NET ASSETS — 100.0%		$46,366,317

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	4	December 2020	$364,020	$44,458
^Amount represents value and unrealized appreciation (depreciation).

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	26.1%
Materials	18.6%
Financials	16.4%
Consumer Discretionary	12.9%
Energy	6.2%
Consumer Staples	4.9%
Information Technology	4.7%
Communication Services	3.4%
Real Estate	2.6%
Health Care	2.0%
Utilities	1.1%
Cash and Equivalents*	1.1%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
CVA	-	Certificaten Van Aandelen
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,742,400. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,937,163, which includes securities collateral of $1,226,963.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	317,995	45,474,672	—
Rights	—	32,784	—
Temporary Cash Investments	435,841	—	—
Temporary Cash Investments - Securities Lending Collateral	710,200	—	—
	1,464,036	45,507,456	—
Other Financial Instruments
Futures Contracts	44,458	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.